Exhibit 99
Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	March 2015
Payment Date	4/15/2015
Transaction Month	23
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,353,141,752.88	60,549	55.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$292,200,000.00	0.21000%	May 15, 2014
Class A-2 Notes	$434,800,000.00	0.380%	February 15, 2016
Class A-3 Notes	$406,400,000.00	0.570%	October 15, 2017
Class A-4 Notes	$116,330,000.00	0.760%	August 15, 2018
Class B Notes	$39,460,000.00	1.110%	October 15, 2018
Class C Notes	$26,310,000.00	1.320%	January 15, 2019
Class D Notes	$26,310,000.00	1.820%	November 15, 2019
Total	$1,341,810,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,829,261.69

Principal:
Principal Collections	$16,792,598.88
Prepayments in Full	$11,231,689.47
Liquidation Proceeds	$285,996.00
Recoveries	$134,974.13
Sub Total	$28,445,258.48
Collections	$30,274,520.17

Purchase Amounts:
Purchase Amounts Related to Principal	$176,067.97
Purchase Amounts Related to Interest	$1,003.82
Sub Total	$177,071.79

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$30,451,591.96

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	March 2015
Payment Date	4/15/2015
Transaction Month	23
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$30,451,591.96
Servicing Fee	$430,269.53	$430,269.53	$0.00	$0.00	$30,021,322.43
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$30,021,322.43
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$30,021,322.43
Interest - Class A-3 Notes	$139,326.08	$139,326.08	$0.00	$0.00	$29,881,996.35
Interest - Class A-4 Notes	$73,675.67	$73,675.67	$0.00	$0.00	$29,808,320.68
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,808,320.68
Interest - Class B Notes	$36,500.50	$36,500.50	$0.00	$0.00	$29,771,820.18
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,771,820.18
Interest - Class C Notes	$28,941.00	$28,941.00	$0.00	$0.00	$29,742,879.18
Third Priority Principal Payment	$556,978.26	$556,978.26	$0.00	$0.00	$29,185,900.92
Interest - Class D Notes	$39,903.50	$39,903.50	$0.00	$0.00	$29,145,997.42
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$29,145,997.42
Regular Principal Payment	$26,859,667.70	$26,859,667.70	$0.00	$0.00	$2,286,329.72
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,286,329.72
Residual Released to Depositor	$0.00	$2,286,329.72	$0.00	$0.00	$0.00
Total		$30,451,591.96

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$556,978.26
Regular Principal Payment					$26,859,667.70
Total					$27,416,645.96
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$27,416,645.96	$67.46	$139,326.08	$0.34	$27,555,972.04	$67.80
Class A-4 Notes	$0.00	$0.00	$73,675.67	$0.63	$73,675.67	$0.63
Class B Notes	$0.00	$0.00	$36,500.50	$0.93	$36,500.50	$0.93
Class C Notes	$0.00	$0.00	$28,941.00	$1.10	$28,941.00	$1.10
Class D Notes	$0.00	$0.00	$39,903.50	$1.52	$39,903.50	$1.52
Total	$27,416,645.96	$20.43	$318,346.75	$0.24	$27,734,992.71	$20.67

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	March 2015
Payment Date	4/15/2015
Transaction Month	23

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$293,318,065.06	0.7217472	$265,901,419.10	0.6542850
Class A-4 Notes	$116,330,000.00	1.0000000	$116,330,000.00	1.0000000
Class B Notes	$39,460,000.00	1.0000000	$39,460,000.00	1.0000000
Class C Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Class D Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Total	$501,728,065.06	0.3739189	$474,311,419.10	0.3534863

Pool Information
Weighted Average APR	4.277%	4.284%
Weighted Average Remaining Term	36.85	36.03
Number of Receivables Outstanding	33,266	32,313
Pool Balance	$516,323,431.33	$487,691,764.03
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$502,707,207.77	$474,861,086.80
Pool Factor	0.3815738	0.3604144

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,765,708.76
Targeted Credit Enhancement Amount	$7,315,376.46
Yield Supplement Overcollateralization Amount	$12,830,677.23
Targeted Overcollateralization Amount	$13,380,344.93
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$13,380,344.93

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,765,708.76
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,765,708.76
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,765,708.76

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	March 2015
Payment Date	4/15/2015
Transaction Month	23

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		107	$145,314.98
(Recoveries)		80	$134,974.13
Net Losses for Current Collection Period			$10,340.85
Cumulative Net Losses Last Collection Period			$5,123,399.23
Cumulative Net Losses for all Collection Periods			$5,133,740.08

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.02%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.62%	424	$7,894,214.02
61-90 Days Delinquent	0.15%	35	$747,359.40
91-120 Days Delinquent	0.02%	5	$85,110.23
Over 120 Days Delinquent	0.15%	38	$747,109.52
Total Delinquent Receivables	1.94%	502	$9,473,793.17

Repossession Inventory:
Repossessed in the Current Collection Period		20	$357,833.82
Total Repossessed Inventory		26	$527,084.06

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.7136%
Preceding Collection Period			0.6845%
Current Collection Period			0.0247%
Three Month Average			0.4743%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.2526%
Preceding Collection Period			0.2405%
Current Collection Period			0.2414%
Three Month Average			0.2448%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer